Note 6 - Product Warranties (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Standard and Extended Product Warranty Accrual, Ending Balance	$ 180,000	$ 180,000	$ 70,000
Product Warranty Expense	219,190	281,523	$ 70,691
Accounts Payable and Accrued Liabilities [Member]
Standard and Extended Product Warranty Accrual, Ending Balance	$ 180,000	$ 180,000